Common Stock - Additional Information (Detail) - shares					3 Months Ended	6 Months Ended
	Jun. 30, 2015	Mar. 17, 2015	Oct. 14, 2014	Apr. 14, 2014	Jun. 30, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Class of Stock [Line Items]
Effect of diluted shares					313,226	313,226	99,571
Unvested, number of shares	378,440				378,440	378,440		223,055
Officers And Employees
Class of Stock [Line Items]
Granted, Number of shares		158,885
Forfeited, number of shares	1,500
April 14, 2014 and October 14, 2014 | Officers And Employees
Class of Stock [Line Items]
Granted, Number of shares			30,000	197,055
Forfeited, number of shares	6,000